Note 22 - Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
22.	SELECTED QUARTERLY FINANCIAL DATA (Unaudited)

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2018	2018	2018	2018

Total interest and dividend income	$11,940	$12,129	$12,829	$13,459
Total interest expense	2,040	2,287	2,584	2,998

Net interest income	9,900	9,842	10,245	10,461
Provision for loan losses	210	210	210	210

Net interest income after provision for loan losses	9,690	9,632	10,035	10,251

Total noninterest income	788	1,009	954	977
Total noninterest expense	7,345	7,063	7,092	7,243

Income before income taxes	3,133	3,578	3,897	3,985
Income taxes	528	481	593	560

Net income	$2,605	$3,097	$3,304	$3,425

Per share data:
Net income
Basic	$0.81	$0.96	$1.02	$1.06
Diluted	0.80	0.96	1.02	1.05
Average shares outstanding:
Basic	3,220,262	3,225,726	3,234,393	3,239,180
Diluted	3,238,069	3,240,329	3,248,326	3,250,149

(Dollar amounts in thousands)	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2017	2017	2017	2017

Total interest and dividend income	$10,199	$10,902	$11,330	$11,564
Total interest expense	1,442	1,625	1,818	1,762

Net interest income	8,757	9,277	9,512	9,802
Provision for loan losses	165	170	280	430

Net interest income after provision for loan losses	8,592	9,107	9,232	9,372

Total noninterest income	1,511	989	1,441	918
Total noninterest expense	7,267	6,704	7,297	6,217

Income before income taxes	2,836	3,392	3,376	4,073
Income taxes	736	885	914	1,687

Net income	$2,100	$2,507	$2,462	$2,386

Per share data:
Net income
Basic	$0.78	$0.84	$0.77	$0.73
Diluted	0.78	0.83	0.76	0.73
Average shares outstanding:
Basic	2,679,816	3,000,451	3,212,335	3,215,300
Diluted	2,692,015	3,014,140	3,223,753	3,231,791